Basis of accounting	6 Months Ended
Jun. 30, 2026
Disclosure Of Material Accounting Policy Information [Line Items]
Basis of accounting
Note 1
Basis of accounting
Basis of preparation
The interim
consolidated financial
statements (the
financial statements)
of UBS AG
and its
subsidiaries (together,
UBS AG) for the
six-month period
ended 30 June 2026
are prepared
in accordance
with IFRS
Accounting Standards,
as issued by
the International Accounting
Standards Board (the
IASB), and are
presented in US
dollars. These interim
consolidated financial statements are prepared in accordance with IAS 34, Interim Financial Reporting, and include
the
consolidated
balance
sheet
as
of
30 June
2026
and
the
related
consolidated
statements
of
income,
comprehensive income, changes in equity and cash flows for the six-month period ended 30 June 2026, as well as accompanying explanatory notes.
In
preparing
these
interim
consolidated
financial
statements,
the
same
accounting
policies
and
methods
of
computation have
been applied
as in
the UBS AG
consolidated annual
financial statements
for the
period ended
31 December 2025, except for changes described in this Note. These interim consolidated financial statements are unaudited and
should be
read in
conjunction with:
the audited
consolidated financial
statements in
the UBS AG
Annual
Report
2025;
the
“Management
report”
sections
of
the
UBS Group
30 June
2026
Interim
Report,
specifically the disclosures in the “UBS Group performance, business divisions and Group Items” section regarding the O’Connor business exit and the sale
of UBS AG’s interest in Swisscard AECS
GmbH; and the information about
these transactions
disclosed in
the UBS Group
first quarter
2026 report.
In the
opinion of
management, all
necessary
adjustments have been made for a
fair presentation of UBS AG’s financial position,
results of operations and cash
flows.
Preparation
of
these
interim
consolidated
financial
statements
requires
management
to
make
estimates
and
assumptions that affect the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities.
These estimates and
assumptions are based
on the best
available information. Actual
results
in the future
could differ from
such estimates and
differences may be
material to the
financial statements. Revisions
to estimates,
based on
regular reviews,
are
recognized in
the period
in which
they occur.
For more
information
about areas of
estimation uncertainty
that are considered
to require critical
judgment, refer to
“Note 1a Material
accounting policies” in the “Consolidated financial statements” section of the UBS AG Annual Report 2025.